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                       State Street Bank and Trust Company
                               One Federal Street
                                Boston, MA 02110



July 2, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

RE: streetTRACKS(R) Index Shares Funds (formerly the "Fresco Index Shares Funds")(the "Registrant") (File Nos.: 811-21145 and 333-92106) Post-Effective Amendment No. 3


Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and SAI for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 3 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 1, 2004.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3971.

Sincerely,


/s/Stephanie M. Nichols
-----------------------
Stephanie M. Nichols
Counsel